Via EDGAR

April 21, 2011

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	EMCORE Corporation
Proxy Statement for 2011 Annual Meeting of Shareholders

Ladies and Gentlemen:

On behalf of EMCORE Corporation (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, are preliminary copies of the Notice of Annual Meeting of the Shareholders, Proxy Statement and Proxy relating to the Company’s 2011 Annual Meeting of Shareholders to be held on June 14, 2011 (the “Annual Meeting”). The Company expects to file definitive proxy materials with the Commission on or before May 5, 2011.

In accordance with Instruction 3 to Item 10 of Schedule 14A, attached as an exhibit to the proxy materials are copies of the Company’s 2000 Employee Stock Purchase Plan and the Company’s 2010 Equity Incentive Plan (together, the “Plans”) to be acted upon at the Annual Meeting. In accordance with Instruction 5 to Item 10 of Schedule 14A, the Company hereby supplementally informs the Commission that the Company expects to file a Registration Statement on Form S-8 to register under the Securities Act of 1933, as amended, the additional shares of common stock that are issuable under the Plans, assuming shareholder approval of the proposed amendments to the Plans.

If you have any questions or comments regarding this filing, please contact the undersigned at (505) 332-5000. Thank you for your attention to this matter.

Sincerely,

/s/ Alfredo Gomez
Alfredo Gomez, Esq.
Secretary
EMCORE Corporation